Stock Options (Details) (USD $)			12 Months Ended			9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2008 Plan	Dec. 31, 2012 2008 Plan Stock options	Dec. 31, 2012 2008 Plan Stock options Time-based Awards	Dec. 31, 2012 2008 Plan Stock options Performance-based Awards	Sep. 30, 2013 2013 Plan	Sep. 30, 2013 2013 Plan Time-based Awards	Sep. 30, 2013 2013 Plan Performance-based Awards	Sep. 30, 2013 2013 employee stock purchase plan
Stock options
Expiration term of awards			10 years			10 years
Vesting period			4 years				4 years	36 months
Percentage of shares exercisable at the end of one year from the date of grant			25.00%
Total number of shares reserved for issuance	7,317,087	1,058,472							160,000
Shares available for future grant	17,068	17,126				1,146,600
Number of options
Outstanding at the beginning of the period (in shares)	59,409			261,000	180,000
Granted (in shares)				144,000	24,000
Exercised (in shares)				(351,000)	(199,000)
Outstanding at the end of the period (in shares)	59,409			54,000	5,000
Vested or expected to vest at the end of the period (in shares)				347,000	229,000
Exercisable at the end of the period (in shares)				54,000	5,000
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)				$ 0.27	$ 0.25
Granted (in dollars per share)				$ 0.34	$ 0.34
Exercised (in dollars per share)				$ 0.30	$ 0.26
Outstanding at the end of the period (in dollars per share)				$ 0.30	$ 0.30
Vested or expected to vest at the end of the period (in dollars per share)				$ 0.29	$ 0.22
Exercisable at the end of the period (in dollars per share)				$ 0.30	$ 0.30
Vested or expected to vest, additional information
Options outstanding included in vested or expected to vest (in shares)				54,000	5,000
Options early exercised included in vested or expected to vest (in shares)				293,000	224,000